STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Net income (loss)	$ (61)	$ (59)	$ (11)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	41	43	35
Policy charges and fee income	(180)	(188)	(153)
Net derivative gains (losses)	6	2	3
Investment (gains) losses, net	0	4	1
Dividends from AB Units	6	5	5
Equity in (income ) loss from AB	(6)	(6)	(5)
Amortization of deferred reinsurance costs	7	7	8
Changes in:
Deferred policy acquisition costs, net	(38)	(2)	(76)
Future policy benefits	10	(9)	12
Current and deferred income taxes	2	(28)	(10)
Other, net	67	40	0
Net cash provided by (used in) operating activities	(146)	(191)	(191)
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available for sale	388	128	105
Payment for the purchase/origination of:
Fixed maturities, available for sale	(714)	(333)	(153)
Mortgage loans on real estate	0	(17)	0
Cash settlement related to derivative instruments	28	(13)	(7)
Change in policy loans	(9)	(17)	(9)
Other, net	0	(3)	(3)
Net cash provided by (used in) investing activities	(307)	(255)	(67)
Policyholders’ account balances:
Deposits	599	455	445
Withdrawals	(199)	(59)	(20)
Transfers (to) from Separate Accounts	(80)	(20)	(38)
Change in collateralized pledged liabilities	39	32	0
Net cash provided by (used in) financing activities	359	408	387
Change in cash and cash equivalents	(94)	(38)	129
Cash and cash equivalents, beginning of year	138	176	47
Cash and Cash Equivalents, End of Year	44	138	176
Schedule of non-cash financing activities:
Non-cash asset acquisition	0	7	0
Share-based Programs (Note 9)	3	3	3
Income taxes refunded (paid)	$ 8	$ 7	$ (1)